SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)
Year-end Hkd:us$ Exchange Rate	$ 0.12825	$ 0.12899
Average Hkd:us$ Exchange Rate	0.12839	0.12894
Year-end Sgd:us$ Exchange Rate	0.74111	0.75645
Average Sgd:us$ Exchange Rate	$ 0.73693	$ 0.74365